Description of Organization and Business Operations (Details)				3 Months Ended	11 Months Ended	12 Months Ended
	May 29, 2018 USD ($) $ / shares shares	May 29, 2018 USD ($) $ / shares	May 18, 2018 USD ($) $ / shares shares	Mar. 31, 2020 USD ($) item $ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2019 USD ($) item $ / shares shares
Description of Organization and Business Operations
Assets placed in trust account	$ 30,300,000	$ 30,300,000		$ 232,300,000		$ 232,300,000
Assets placed in trust account (in dollars per unit) | $ / shares	$ 10.10	$ 10.10		$ 10.10		$ 10.10
Maximum maturity period of Trust Account invested in U.S. government securities (in days)				180 days
Transaction costs		$ 5,244,622
Underwriting fees		4,600,000
Initial public offering costs		$ 644,622
Minimum number of target businesses for Initial Business Combination | item				1		1
Initial Business Combination, fair value minimum percent of assets held in trust				80.00%		80.00%
Percentage of minimum ownership required to complete business combination				50.00%		50.00%
Common stock, par value (in dollars per share) | $ / shares				$ 0.0001	$ 0.0001	$ 0.0001
Minimum net tangible assets to complete business combination				$ 5,000,001		$ 5,000,001
Redemption obligation of shares upon non completion of business combination (as a percent)				100.00%		100.00%
Uncompleted business combination, wind-up period				10 days		10 days
Maximum reduction in interest to pay dissolution expenses				$ 100,000		$ 100,000
Redemption price (in dollar per share) | $ / shares				$ 10.10		$ 10.10
IPO
Description of Organization and Business Operations
Units issued | shares			20,000,000	23,000,000		23,000,000
Unit price (in dollars per unit) | $ / shares			$ 10.00	$ 10.00		$ 10.00
Assets placed in trust account			$ 202,000,000
Assets placed in trust account (in dollars per unit) | $ / shares			$ 10.10	$ 10.10		$ 10.10
Maximum maturity period of Trust Account invested in U.S. government securities (in days)			180 days
Restriction on redemption of common stock sold (as a percent)				15.00%		15.00%
Over-allotment option
Description of Organization and Business Operations
Units issued | shares	3,000,000			3,000,000		3,000,000
Unit price (in dollars per unit) | $ / shares	$ 10.00	$ 10.00
Gross proceeds from additional units	$ 30,000,000
Over-allotment option | Founder and Anchor Investor
Description of Organization and Business Operations
Units issued | shares					90,000	90,000
Private Placement Units | Founder and Anchor Investor
Description of Organization and Business Operations
Units issued | shares	90,000		800,000
Unit price (in dollars per unit) | $ / shares			$ 10.00		$ 10.00	$ 10.00
Gross proceeds from additional units	$ 900,000
Sale of additional private unit of stock price (in dollars per unit) | $ / shares	$ 10.00	$ 10.00